UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

February 28, 2026

Maryland Tax-Free Money Fund

Investor Class (TMDXX)

This annual shareholder report contains important information about Maryland Tax-Free Money Fund (the "fund") for the period of March 1, 2025 to February 28, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Maryland Tax-Free Money Fund - Investor Class	$41	0.41%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$104,595
Number of Portfolio Holdings	73
Table Summary
Investment Advisory Fees Paid (000s)	$(93)

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Variable Rate Demand Notes	56.3%
Other Municipal Security	46.5
Non-Financial Company Commercial Paper	1.0
Short-Term and Other	-3.8

Top Ten Holdings (as a % of Net Assets)

Table Summary
Montgomery County, Trinity Health Credit Group	8.9%
Maryland Economic Dev., Howard Hughes Medical Institute	7.4
Montgomery County	4.8
Maryland HHEFA, Johns Hopkins Univ.	4.7
Maryland HHEFA, Johns Hopkins Health System	4.7
Maryland HHEFA, Univ. of Maryland Medical System	4.5
Howard County Housing Commission, Beech's Farm Apartments	4.5
Maryland Stadium Auth., Tender Option Bond Trust Receipts	4.5
Washington Metropolitan Area Transit Auth., Tender Option Bond Trust Receipts	4.5
Maryland CDA, Multi-Family, Park View, Cantonsville	4.3

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price Maryland Tax-Free Money Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price Maryland Municipal Money Fund. The fund’s May 1, 2026 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695759

F138-052 4/26

Maryland Tax-Free Money Fund

Investor Class (TMDXX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

February 28, 2026

Maryland Tax-Free Money Fund

I Class (TWNXX)

This annual shareholder report contains important information about Maryland Tax-Free Money Fund (the "fund") for the period of March 1, 2025 to February 28, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Maryland Tax-Free Money Fund - I Class	$24	0.24%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$104,595
Number of Portfolio Holdings	73
Table Summary
Investment Advisory Fees Paid (000s)	$(93)

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Variable Rate Demand Notes	56.3%
Other Municipal Security	46.5
Non-Financial Company Commercial Paper	1.0
Short-Term and Other	-3.8

Top Ten Holdings (as a % of Net Assets)

Table Summary
Montgomery County, Trinity Health Credit Group	8.9%
Maryland Economic Dev., Howard Hughes Medical Institute	7.4
Montgomery County	4.8
Maryland HHEFA, Johns Hopkins Univ.	4.7
Maryland HHEFA, Johns Hopkins Health System	4.7
Maryland HHEFA, Univ. of Maryland Medical System	4.5
Howard County Housing Commission, Beech's Farm Apartments	4.5
Maryland Stadium Auth., Tender Option Bond Trust Receipts	4.5
Washington Metropolitan Area Transit Auth., Tender Option Bond Trust Receipts	4.5
Maryland CDA, Multi-Family, Park View, Cantonsville	4.3

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price Maryland Tax-Free Money Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price Maryland Municipal Money Fund. The fund’s May 1, 2026 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695759

F1099-052 4/26

Maryland Tax-Free Money Fund

I Class (TWNXX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$25,444	$25,242
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,522,000 and $1,818,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
February 28, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TMDXX Maryland Tax-Free
Money Fund
TWNXX Maryland Tax-Free
Money Fund–
.
I Class

T. ROWE PRICE Maryland Tax-Free Money Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET VALUE
Beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment activities
Net investment income
(1)(2)
0.02 0.03 0 .03 0.01
(3)
—
(3) (4)
Net realized and unrealized
gain/loss —
(4)
—
(4)
—
(4)
—
(4)
—
(4)
Total from investment
activities 0.02 0.03 0.03 0.01 —
(4)
Distributions
Net investment income (0.02) (0.03) (0.03) (0.01) —
(4)
NET ASSET VALUE
End of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Ratios/Supplemental Data
Total return
(2)(5)
2.22% 2.79% 2.90% 1.11%
(3)
0.02%
(3)
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.74% 0.76% 0.73% 0.67% 0.67%
Net expenses after waivers/
payments by Price Associates 0.41% 0.41% 0.42% 0.40%
(3)
0.07%
(3)
Net investment income 2.20% 2.75% 2.85% 1.07%
(3)
0.01%
(3)
Net assets, end of period (in
thousands) $26,870 $20,702 $20,380 $20,761 $32,173
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.01% and 0.35% of average net assets) for the years ended 2/28/23 and
2/28/22, respectively.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Maryland Tax-Free Money Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET VALUE
Beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment activities
Net investment income
(1)(2)
0.02 0.03 0.03 0.01
(3)
—
(3) (4)
Net realized and unrealized
gain/loss —
(4)
—
(4)
—
(4)
—
(4)
—
(4)
Total from investment
activities 0.02 0.03 0.03 0.01 —
(4)
Distributions
Net investment income (0.02) (0.03) (0.03) (0.01) —
(4)
NET ASSET VALUE
End of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Ratios/Supplemental Data
Total return
(2)(5)
2.39% 2.97% 3.07% 1.27%
(3)
0.02%
(3)
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.51% 0.50% 0.50% 0.46% 0.52%
Net expenses after
waivers/payments by Price
Associates 0.24% 0.24% 0.25% 0.24%
(3)
0.07%
(3)
Net investment income 2.40% 2.94% 3.02% 1.31%
(3)
0.01%
(3)
Net assets, end of period (in
thousands) $77,725 $81,261 $73,601 $78,878 $60,978
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.00% and 0.19% of average net assets) for the years ended 2/28/23 and
2/28/22, respectively.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Maryland Tax-Free Money Fund
February 28, 2026

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
NON-FINANCIAL COMPANY COMMERCIAL
PAPER 1.0%
Univ. of Texas, Board of Regents, Series A, TECP, 2.65%,
4/14/26  1,000 1,000
Total Non-Financial Company Commercial Paper (Cost $1,000) 1,000
OTHER MUNICIPAL SECURITY 46.5%
Anne Arundel County, GO, 5.00%, 10/1/26  150 152
Anne Arundel County, Consolidated General Improvement,
GO, 5.00%, 4/1/26  2,735 2,740
Anne Arundel County, Consolidated General Improvement,
Series B, GO, 5.00%, 10/1/26  565 573
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/26  235 235
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 10/1/26  200 203
Anne Arundel County, Water & Sewer, GO, 5.00%, 4/1/26  250 250
Baltimore County, Consolidated Public Improvement, GO,
4.00%, 11/1/26  250 253
Baltimore County, Consolidated Public Improvement, Series A,
GO, 5.00%, 7/1/26  215 217
Baltimore County, Equipment Acquisition Program, COP,
5.00%, 3/1/26  3,000 3,000
Baltimore County, Metropolitan Dist., GO, 5.00%, 3/1/26  325 325
Carroll County, GO, 5.00%, 11/1/26  710 721
Cecil County, GO, 5.00%, 8/1/26  1,020 1,030
Cecil County, Consolidated Public Improvement, GO, 5.00%,
8/1/26  100 101
Charles County, GO, 5.00%, 10/1/26  350 355
Charles County, Consolidated Public Improvement, GO,
5.00%, 10/1/26  530 537
Charles County, Public Improvement, GO, 5.00%, 10/1/26  115 117
Frederick County, Public Fac., Series A, GO, 5.00%, 8/1/26  350 354
Harford County, Consolidated Public Improvement, GO,
5.00%, 9/15/26  100 101
Harford County, Consolidated Public Improvement, GO,
5.00%, 10/1/26  1,310 1,329
Howard County, Consolidated Public Improvement, Series A,
GO, 5.00%, 8/15/26  250 253
Howard County, Metropolitan District, Series B, GO, 5.00%,
8/15/26  150 152
Howard County, Public Improvement, Series A, GO, 5.00%,
8/15/26  840 851

T. ROWE PRICE Maryland Tax-Free Money Fund

Par $ Value
(Amounts in 000s)
Maryland Dept. of Housing & Community Dev., Series A,
2.90%, 3/1/26  400 400
Maryland Dept. of Housing & Community Dev., Tender Option
Bond Trust Receipts, Series 2025-ZF3301, VRTR, 1.91%,
3/6/26 (1) 350 350
Maryland DOT, 4.00%, 9/1/26  200 202
Maryland DOT, 5.00%, 5/1/26  450 452
Maryland DOT, 5.00%, 10/1/26  100 101
Maryland DOT, Series A, 5.00%, 10/1/26  135 137
Maryland DOT, Series C, 5.00%, 11/1/26  100 102
Maryland DOT, Second Issue, 5.00%, 10/1/26  125 127
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/26  140 141
Maryland Stadium Auth., Tender Option Bond Trust Receipts,
Series 2024-XF1758, VRTR, 1.93%, 3/6/26 (1) 2,500 2,500
Maryland Stadium Auth., Tender Option Bond Trust Receipts,
Series 2025-ZF8101, VRTR, 1.91%, 3/6/26 (1) 2,200 2,200
Maryland State Transportation Auth., 5.00%, 7/1/26  450 454
Maryland State Transportation Auth., Series A, 5.00%, 7/1/26  900 907
Maryland, State and Local Fac. Loan, 1st Series, GO, 5.00%,
3/15/26  380 380
Montgomery County, Trinity Health Credit Group,
Series 2013MD, VR, 2.65%, 6/1/26 (Tender)  9,350 9,350
New Mexico Mortgage Fin. Auth., Series G-3, VR, 3.00%,
12/1/26 (Tender)  1,000 1,000
Prince George's County, Series A, GO, 5.00%, 8/1/26  115 116
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/26  135 136
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 9/15/26  955 969
Prince George's County, Tender Option Bond Trust Receipts,
Series 2025-CF7060, GO, VRTR, 1.91%, 3/6/26 (1) 3,400 3,400
Univ. System of Maryland, Series A, 5.00%, 4/1/26  400 401
Univ. System of Maryland, Series B, 5.00%, 4/1/26  300 301
Univ. System of Maryland, Series C, 5.00%, 4/1/26  2,260 2,265
Univ. System of Maryland Auxiliary Facility and Tuition
Revenue Bonds, Series 2022B, 5.00%, 4/1/26  1,410 1,413
Univ. System of Maryland Auxiliary Facility and Tuition
Revenue Bonds, Series 2024B, 5.00%, 4/1/26  175 175
Univ. System of Maryland Auxiliary Facility and Tuition
Revenue Bonds, Series A, 5.00%, 4/1/26  275 275
Univ. System of Maryland Auxiliary Facility and Tuition
Revenue Bonds, Tax Exempt, Series A, 5.00%, 4/1/26  100 100
Washington Metropolitan Area Transit Auth., Tender Option
Bond Trust Receipts, Series 2025-XF8058, VRTR, 1.91%,
3/6/26 (1) 4,650 4,650

T. ROWE PRICE Maryland Tax-Free Money Fund

Par $ Value
(Amounts in 000s)
Washington Suburban Sanitary Commission, 5.00%, 6/1/26  100 101
Washington Suburban Sanitary Commission, 5.00%, 6/15/26  925 932
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/26  495 498
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, Series 2016, 5.00%, 6/1/26  200 201
Total Other Municipal Security (Cost $48,585) 48,585
VARIABLE RATE DEMAND NOTES 56.3%
Charlotte-Mecklenburg Hosp. Auth., Atrium Healthcare,
Series E, VRDN, 1.95%, 3/2/26  1,500 1,500
Howard County Housing Commission, Beech's Farm
Apartments, VRDN, 1.88%, 3/6/26  4,700 4,700
Maryland CDA, Multi-Family Dev. Revenue Bonds, Series E,
VRDN, 1.90%, 3/6/26  4,535 4,535
Maryland CDA, Multi-Family, Park View, Cantonsville,
Series B, VRDN, 1.92%, 3/6/26 (2) 4,545 4,545
Maryland CDA, Residential, Series G, VRDN, 1.91%,
3/6/26 (2) 2,380 2,380
Maryland CDA, Residential, Series J, VRDN, 1.91%, 3/6/26 (2) 1,440 1,440
Maryland Economic Dev., Howard Hughes Medical Institute,
Series A, VRDN, 1.80%, 3/6/26  5,390 5,390
Maryland Economic Dev., Howard Hughes Medical Institute,
Series B, VRDN, 1.85%, 3/6/26  2,300 2,300
Maryland HHEFA, Johns Hopkins Health System, Series C,
VRDN, 1.84%, 3/6/26  4,875 4,875
Maryland HHEFA, Johns Hopkins Univ., Series A, VRDN,
1.90%, 3/6/26  4,875 4,875
Maryland HHEFA, Pooled Loan Program, Series B, VRDN,
1.85%, 3/6/26  4,530 4,530
Maryland HHEFA, Univ. of Maryland Medical System,
Series C-2, VRDN, 1.88%, 3/6/26  300 300
Maryland HHEFA, Univ. of Maryland Medical System,
Series D, VRDN, 1.85%, 3/2/26  4,425 4,425
Montgomery County, Series E, GO, VRDN, 1.60%, 3/2/26  5,040 5,040
Montgomery County Housing Opportunities Commission,
Series C, VRDN, 1.88%, 3/6/26  1,225 1,225
Montgomery County Housing Opportunities Commission,
Series D, VRDN, 1.88%, 3/6/26  1,350 1,350
Montgomery County Housing Opportunities Commission,
Housing Dev., Series A, VRDN, 1.88%, 3/6/26  2,250 2,250

T. ROWE PRICE Maryland Tax-Free Money Fund

The accompanying notes are an integral part of these financial statements.
Par $ Value
(Amounts in 000s)
Washington Suburban Sanitary Commission, Series A,
VRDN,BAN, 2.00%, 3/2/26  3,275 3,275
Total Variable Rate Demand Notes (Cost $58,935) 58,935
Total Investments in Securities
 103.8% of Net Assets (Cost $108,520) $ 108,520
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $13,100 and represents 12.5% of net assets.
(2) Interest subject to alternative minimum tax.
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
COP Certificate of Participation
DOT Department of Transportation
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
TECP Tax-Exempt Commercial Paper
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is the date principal can be demanded. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.
VRTR Variable Rate Trust Receipt is a synthetic variable rate instrument which entitles the holder to sell the security to the issuer or its agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity;
rate shown is effective rate at period-end; and maturity date shown is the date principal can be demanded. Certain VRTR rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Maryland Tax-Free Money Fund
February 28, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $108,520) $ 108,520
Interest receivable 704
Cash 401
Receivable for shares sold 58
Due from affiliates 7
Other assets 20
Total assets 109,710
Liabilities
Payable for investment securities purchased 4,803
Payable for shares redeemed 254
Investment management fees payable 15
Other liabilities 43
Total liabilities 5,115
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 104,595
Net Assets Consist of:
Total distributable earnings (loss) $ 62
Paid-in capital applicable to 104,490,990 shares of $0.0001
par value capital stock outstanding; 2,000,000,000
shares of the Corporation authorized 104,533
NET ASSETS $ 104,595
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $26,870; Shares outstanding: 26,842,905) $ 1.00
I Class
(Net assets: $77,725; Shares outstanding: 77,648,085) $ 1.00

T. ROWE PRICE Maryland Tax-Free Money Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/28/26
Investment Income (Loss)
Interest income $ 2,721
Expenses
Investment management 197
Shareholder servicing
Investor Class $ 61
I Class 15 76
Prospectus and shareholder reports
Investor Class 5
I Class 8 13
Custody and accounting 200
Registration 51
Legal and audit 30
Miscellaneous 19
Waived / paid by Price Associates (290)
Total expenses 296
Net investment income 2,425
INCREASE IN NET ASSETS FROM OPERATIONS $ 2,425

T. ROWE PRICE Maryland Tax-Free Money Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
2/28/26 2/28/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 2,425 $ 2,747
Increase in net assets from operations 2,425 2,747
Distributions to shareholders
Net earnings
Investor Class (572) (560)
I Class (1,830) (2,163)
Decrease in net assets from distributions (2,402) (2,723)
Capital share transactions
*
Shares sold
Investor Class 27,285 15,388
I Class 30,256 37,603
Distributions reinvested
Investor Class 563 546
I Class 1,765 2,126
Shares redeemed
Investor Class (21,690) (15,617)
I Class (35,570) (32,088)
Increase in net assets from capital share
transactions 2,609 7,958
Net Assets
Increase during period 2,632 7,982
Beginning of period 101,963 93,981
End of period $ 104,595 $ 101,963
*
Capital share transactions at net asset value of $1.00 per share.

T. ROWE PRICE Maryland Tax-Free Money Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Tax-Free
Money Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and Maryland state and local income taxes. The fund intends to operate as a retail money market fund and has the ability to impose liquidity fees on redemptions if the fund’s Board of Directors determine that doing so is in the best interests of the shareholders. The fund has two classes of shares: the Maryland Tax-Free Money Fund (Investor Class)
and the Maryland Tax-Free Money Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes;
and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Distributions to

T. ROWE PRICE Maryland Tax-Free Money Fund

shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties

T. ROWE PRICE Maryland Tax-Free Money Fund

and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Designee, in accordance with fair valuation policies and procedures. On February 28, 2026, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.

T. ROWE PRICE Maryland Tax-Free Money Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At February 28, 2026, the tax-basis cost of investments was as follows:
($000s)
February 28,
2026
February 28,
2025
Tax-exempt income $ 2,402 $ 2,723

T. ROWE PRICE Maryland Tax-Free Money Fund

At February 28, 2026, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.19% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
($000s)
Cost of investments $ 108,520
($000s)
Undistributed tax-exempt income $ 67
Loss carryforwards and deferrals (5)
Total distributable earnings (loss) $ 62

T. ROWE PRICE Maryland Tax-Free Money Fund

the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended February 28, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $792,000 remain subject to repayment by the fund at February 28, 2026. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
Price Associates may voluntarily waive all or a portion of its management fee and reimburse operating expenses to the extent necessary for the fund to maintain a zero or positive net yield (voluntary waiver). This voluntary waiver is in addition to the contractual expense limit in effect for the fund. Any amounts waived/paid by Price Associates under this voluntary agreement are not
Investor
Class I Class
Expense limitation/I Class Limit 0.41% 0.05%
Expense limitation date 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $(85) $(205)

T. ROWE PRICE Maryland Tax-Free Money Fund

subject to repayment by the fund. Price Associates may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended
February 28, 2026, the fund had no voluntary waivers.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended February 28, 2026, expenses incurred pursuant to these service agreements were $120,000 for Price
Associates and $55,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. Purchases and sales cross trades aggregated $4,010,000 and $650,000, respectively, with net realized gain of $0 for the year ended
February 28, 2026.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.

T. ROWE PRICE Maryland Tax-Free Money Fund

The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Maryland Tax-Free Money Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price State Tax-Free Funds, Inc.
and Shareholders of T. Rowe Price Maryland Tax-Free Money Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Maryland Tax-Free Money Fund
(one of the funds constituting T. Rowe Price State Tax-Free Funds, Inc., referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Maryland Tax-Free Money Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 21, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Maryland Tax-Free Money Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/28/26
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $2,408,000 which qualified as exempt-interest dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F138-050 4/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 21, 2026